Note 2 - Going Concern (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Retained Earnings (Accumulated Deficit)	$ (88,880)	$ (88,281)	$ (10,366)
Working Capital	$ (10,807)	$ (10,807)